Segmented information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segmented information
Segmented information
During the fourth quarter, the Company aligned its management reporting under three business units - Generation, Transmission and Distribution. As a result, APUC has four reporting segments. Under Generation, the Company owns or has interests in hydroelectric, solar and wind power facilities which are aggregated as the renewable segment and operates co-generation, steam production and other thermal facilities which are aggregated as the thermal segment. The Distribution reporting segment now aggregates the electric, natural gas and water distribution utilities into a single reporting segment. Finally, the Transmission reporting segment, invests in rate regulated electric transmission and natural gas pipeline systems.
The operating segments were aggregated as generation (renewable, thermal), distribution and transmission based on their economic characteristics. The Transmission segment includes the new equity method investment in the Natural Gas Pipeline Development (note 8(b)) which is not yet significant and as a result is not presented separately in the tables below.
For purposes of evaluating divisional performance, the Company allocates the realized portion of any gains or losses on financial instruments to specific divisions. The unrealized portion of any gains or losses on derivative instruments not designated in a hedging relationship is not considered in management’s evaluation of divisional performance and is therefore allocated and reported in the corporate segment. The results of operations and assets for these new segments are reflected in the tables below. The comparative information for 2013 has been reclassified to conform with the composition of the reporting segments presented in the current year.
Segmented information (continued)

	Year ended December 31, 2014
	Generation			Distribution	Corporate	Total
	Renewable	Thermal	Total
Revenue
Regulated electricity distribution	$—	$—	$—	$206,667	$—	$206,667
Regulated gas distribution	—	—	—	446,025	—	446,025
Regulated water reclamation and distribution	—	—	—	66,419	—	66,419
Non-regulated energy sales	159,400	42,900	202,300	—	—	202,300
Other revenue	13,257	3,208	16,465	5,684	—	22,149
Total revenue	172,657	46,108	218,765	724,795	—	943,560
Operating expenses	46,077	9,405	55,482	180,442	60	235,984
Regulated electricity purchased	—	—	—	120,506	—	120,506
Regulated gas purchased	—	—	—	261,116	—	261,116
Non-regulated energy purchased	16,676	22,588	39,264	—	—	39,264
	109,904	14,115	124,019	162,731	(60)	286,690
Administrative expenses	(13,120)	(337)	(13,457)	(19,947)	(1,288)	(34,692)
Depreciation of property, plant and equipment	(48,479)	(5,980)	(54,459)	(52,387)	(2,128)	(108,974)
Amortization of intangible assets	(2,979)	(891)	(3,870)	(756)	—	(4,626)
Other amortization	81	—	81	(528)	—	(447)
Gain on foreign exchange	—	—	—	—	1,112	1,112
Interest expense	(32,117)	(1,751)	(33,868)	(27,139)	(1,411)	(62,418)
Interest, dividend income and other income	1,683	(496)	1,187	3,369	3,202	7,758
Gain on sale of asset	110	326	436	—		436
Acquisition-related costs	—	—	—	—	(2,552)	(2,552)
Write-down of long-lived assets	—	(698)	(698)	(300)	(7,465)	(8,463)
Gain (loss) on derivative financial instruments	214	—	214	—	(1,589)	(1,375)
Earnings from continuing operations before income taxes	15,297	4,288	19,585	65,043	(12,179)	72,449
Loss from discontinued operations before income taxes	(3,189)	(216)	(3,405)	—	—	(3,405)
Earnings (loss) before income taxes	$12,108	$4,072	$16,180	$65,043	$(12,179)	$69,044
Property, plant and equipment	$1,602,465	$85,000	$1,687,465	$1,531,166	$59,791	$3,278,422
Equity-method investees	2,267	1,253	3,520	1,563	1,652	6,735
Total assets	1,795,757	100,603	1,896,360	2,106,638	111,417	4,114,415
Capital expenditures	197,051	4,012	201,063	176,849	54,461	432,373
Acquisition of operating entities	—	—	—	8,757	—	8,757

22.	Segmented information (continued)

	Year ended December 31, 2013
	Generation			Distribution	Corporate	Total
	Renewable Energy	Thermal Energy	Total
Revenue
Regulated electricity distribution	$—	$—	$—	$166,156	$—	$166,156
Regulated gas distribution	—	—	—	260,424	—	260,424
Regulated water reclamation and distribution	—	—	—	57,350	—	57,350
Non-regulated energy sales	145,661	34,530	180,191	—	—	180,191
Other revenue	7,058	2,442	9,500	1,270	400	11,170
Total revenue	152,719	36,972	189,691	485,200	400	675,291
Operating expenses	40,282	8,514	48,796	131,550	—	180,346
Regulated electricity purchased	—	—	—	97,376	—	97,376
Regulated gas purchased	—	—	—	148,784	—	148,784
Non-regulated energy purchased	8,684	17,151	25,835	—	—	25,835
	103,753	11,307	115,060	107,490	400	222,950
Administrative expenses	(13,094)	(223)	(13,317)	(7,477)	(2,724)	(23,518)
Depreciation of property, plant and equipment	(45,122)	(5,439)	(50,561)	(41,417)	—	(91,978)
Amortization of intangible assets	(2,652)	(856)	(3,508)	(692)	—	(4,200)
Other amortization	81	—	81	78	—	159
Gain on foreign exchange	—	—	—	—	567	567
Interest expense	(27,472)	(1,046)	(28,518)	(23,734)	(1,174)	(53,426)
Interest, dividend income and other income	1,867	193	2,060	3,228	2,497	7,785
Loss on sale of asset	(750)	—	(750)	—	—	(750)
Acquisition-related costs	—	—	—	—	(2,140)	(2,140)
Gain (loss) on derivative financial instruments	(767)	—	(767)	—	5,967	5,200
Earnings from continuing operations before income taxes	15,844	3,936	19,780	37,476	3,393	60,649
Loss from discontinued operations before income taxes	1,128	(61,630)	(60,502)	—	—	(60,502)
Earnings (loss) before income taxes	$16,972	$(57,694)	$(40,722)	$37,476	$3,393	$147
Property, plant and equipment	$1,364,843	$79,828	$1,444,671	$1,264,033	$—	$2,708,704
Equity-method investees	—	1,718	1,718	325	8,623	10,666
Total assets	1,492,144	116,922	1,609,066	1,673,631	193,784	3,476,481
Capital expenditures	46,885	2,631	49,516	108,861	—	158,377
Acquisition of operating entities	2,083	—	2,083	236,931	—	239,014

22.	Segmented information (continued)
Operational segments (continued)
The majority of non-regulated energy sales are earned from contracts with large public utilities. The following utilities contributed more than 10% of these total revenues in either 2014 or 2013: Hydro Québec 11% (2013 - 14%) and Manitoba Hydro 13% (2013 - 14%). The Company has mitigated its credit risk to the extent possible by selling energy to large utilities in various North American locations.
APUC operates in the independent power and utility industries in both Canada and the United States. Information on operations by geographic area is as follows:

	2014	2013
Revenue
Canada	$92,267	$65,380
United States	851,293	609,911
	$943,560	$675,291
Property, plant and equipment
Canada	$590,580	$433,153
United States	2,687,842	2,275,551
	$3,278,422	$2,708,704
Intangible assets
Canada	$25,601	$26,802
United States	28,410	27,614
	$54,011	$54,416

Revenues are attributed to the two countries based on the location of the underlying generating and utility facilities.